Financial instruments (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in foreign exchange variation and Income Tax and Social Contribution
Beginning of balance	R$ (7,439,927)
Exchange variation recorded in the period on OCI / IR and CSL	(397,045)	R$ 4,121,849	R$ (8,437,079)
Exchange variation transferred to profit or loss / IR and CSL	1,022,830	1,297,910
End of balance	(6,814,142)	(7,439,927)
IR and CSL
Changes in foreign exchange variation and Income Tax and Social Contribution
Beginning of balance	2,529,575
Exchange variation recorded in the period on OCI / IR and CSL	134,995
Exchange variation transferred to profit or loss / IR and CSL	(347,762)
End of balance	2,316,808	2,529,575
Net effect
Changes in foreign exchange variation and Income Tax and Social Contribution
Beginning of balance	(4,910,352)
Exchange variation recorded in the period on OCI / IR and CSL	(262,050)
Exchange variation transferred to profit or loss / IR and CSL	675,068
End of balance	R$ (4,497,334)	R$ (4,910,352)